APPENDIX I

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                UNITED STATES                                 OMB APPROVAL
                                                     ---------------------------
        SECURITIES AND EXCHANGE COMMISSION           OMB Number:   3235-0456
              Washington, D.C. 20549                 Expires:  June 30, 2009
                                                     Estimated average burden
                                                     hours per response....... 2
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                FORM 24F-2
     ANNUAL NOTICE OF SECURITIES SOLD
          PURSUANT TO RULE 24F-2



 READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.

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1. NAME AND ADDRESS OF ISSUER:
                              Neuberger Berman Income Funds
                              605 Third Avenue, 2nd Floor
                              New York, NY 10158-0180

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2. THE NAME OF EACH SERIES OR CLASS OF SECURITIES FOR WHICH THIS FORM IS FILED
(IF THE FORM IS BEING FILED FOR ALL SERIES AND CLASSES OF SECURITIES OF THE ISSUER, CHECK THE BOX BUT DO NOT LIST SERIES OR CLASSES): /X/






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3. INVESTMENT COMPANY ACT FILE NUMBER: 811-03802

     SECURITIES ACT FILE NUMBER:   002-85229


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4(A). LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED:
                October 31, 2006

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4(B). CHECK BOX IF THIS FORM IS BEING FILED LATE (IE., MORE THAN 90 CALENDAR
DAYS AFTER THE END OF THE FISCAL YEAR). (SEE INSTRUCTION A.2) N/A

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.
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4(C). CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS FORM.
        N/A

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5. CALCULATION OF REGISTRATION FEE:

      (i) AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR
          PURSUANT TO SECTION 24(F):                          $17,002,811,613.86
                                                              ------------------

     (ii) AGGREGATE PRICE OF SECURITIES REDEEMED OR REPURCHASED DURING THE
          FISCAL YEAR:                  $15,537,803,630.43
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    (iii) AGGREGATE PRICE OF SECURITIES REDEEMED OR REPURCHASED DURING ANY
          PRIOR FISCAL YEAR ENDING NO EARLIER THAN OCTOBER 11, 1995 THAT WERE NOT PREVIOUSLY USED TO REDUCE REGISTRATION FEES PAYABLE TO THE
          COMMISSION:                   $1,308,437,080.63
                                        -----------------

     (iv) TOTAL AVAILABLE REDEMPTION CREDITS [ADD ITEM 5(II) AND 5(III):
                                                              $16,846,240,711.06
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      (v) NET SALES - IF ITEM 5(I) IS GREATER THAN ITEM 5(IV) [SUBTRACT ITEM
          5(IV) FROM ITEM 5(I)]:                                 $156,570,902.80
                                                                 ---------------

     (vi) REDEMPTION CREDITS AVAILABLE FOR USE IN FUTURE YEARS  $0
          - IF ITEM 5(I) IS LESS THAN ITEM 5(IV) [SUBTRACT      --
            ITEM 5(IV) FROM ITEM 5(I)]:

    (vii) MULTIPLIER FOR DETERMINING REGISTRATION FEE
          (SEE INSTRUCTION C.9):                        x             $0.0001070
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   (viii) REGISTRATION FEE DUE [MULTIPLY ITEM 5(V) BY ITEM 5(VII)]
          (ENTER 'O' IF NO FEE IS DUE):                 =             $16,753.09
                                                                      ----------


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6. PREPAID SHARES
If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A .

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7. 'INTEREST DUE - IF THIS FORM IS BEING FILED MORE THAN 90 DAYS AFTER THE END
 OF THE ISSUER'S FISCAL YEAR (SEE INSTRUCTION D):
                                                        +                     $0
                                                                               -

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8. TOTAL OF THE AMOUNT OF THE REGISTRATION FEE DUE PLUS ANY INTEREST DUE [LINE
5(VIII) PLUS LINE 7]:
                                                        =             $16,753.09
                                                                      ----------
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9. DATE THE REGISTRATION FEE AND ANY INTEREST PAYMENT WAS SENT TO THE
   COMMISSION'S LOCKBOX DEPOSITORY:  1/29/2007

   Method of Delivery:
                           [X] Wire Transfer      SEC Account  #0000723620
                               Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title.)*   /s/ John M. McGovern
                          ------------------------------------------------------
                          Name

                          John M. McGovern, Treasurer and Principal Accounting
                            and Financial Officer
                          ------------------------------------------------------
                          Title


Date 1/29/2007
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  *Please print the name and title of the signing officer below the signature.